UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Stock Index Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Stock Index Portfolio

The S&P 900 Index had a total return of 11.36% for the year ending December 31, 2004. The Index was up for the year despite a challenging environment, which included record high oil prices and rising interest rates. Performance was particularly strong during the fourth quarter, as the uncertainty surrounding the U.S. Presidential elections was put to rest. Among the ten largest components of the Index, diversified industrial leader General Electric was up 20.7% for the period. Oil company Exxon Mobil increased by 28.0% and medical products company Johnson & Johnson increased 25.2% for the period. The largest gainer of the twelve-month period was Software company Autodesk, which rose 209.6%.


                 Maxim Stock Index
                   Portfolio            S&P 500 Index     S&P MidCap 400 Index

    2/25/1982        10,000.00              10,000.00             10,000.00
   12/31/1995        13,560.00              13,758.02             13,092.20
   12/31/1996        16,517.44              16,916.82             15,607.94
   12/31/1997        21,836.05              22,560.98             20,639.21
   12/31/1998        27,685.93              29,008.59             24,579.47
   12/31/1999        33,148.36              35,112.58             28,197.81
   12/31/2000        30,516.38              31,915.93             33,135.24
   12/31/2001        26,967.33              28,124.32             32,936.43
   12/31/2002        21,050.70              21,908.85             28,157.36
   12/31/2003        27,031.20              28,193.38             38,186.56
   12/31/2004        29,934.35              31,251.03             44,463.51


Maxim Stock Index Portfolio
Total Return -

One Year:                  10.74%
Five Year:                 -2.02%
Ten Year:                  11.59%



Portfolio Inception:       2/25/82



This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Stock Index Portfolio, made at its inception, with the performance of the S&P 500 Index and the S&P MidCap 400 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Stock Index Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stock Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

February 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Years
Ended December 31, 2004 and 2003

Maxim Stock Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                   $         564,555,915
      Dividends receivable                                                                                         701,693
      Receivable for investments sold                                                                               36,076
      Subscriptions receivable                                                                                     793,105
      Variation margin on futures contracts                                                                          1,595
                                                                                                       --------------------
                                                                                                       --------------------

      Total assets                                                                                             566,088,384
                                                                                                       --------------------
                                                                                                       --------------------

LIABILITIES:
      Due to investment adviser                                                                                    283,533
      Payable for investments purchased                                                                              9,378
      Payable to custodian                                                                                         555,498
      Redemptions payable                                                                                           91,960
                                                                                                       --------------------
                                                                                                       --------------------

      Total liabilities                                                                                            940,369
                                                                                                       --------------------
                                                                                                       --------------------

NET ASSETS                                                                                           $         565,148,015
                                                                                                       ====================
                                                                                                       ====================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                  $           2,557,490
      Additional paid-in capital                                                                               446,372,071
      Net unrealized appreciation on investments and futures contracts                                         122,752,290
      Accumulated net realized loss on investments and futures contracts                                        (6,533,836)
                                                                                                       --------------------
                                                                                                       --------------------

NET ASSETS                                                                                           $         565,148,015
                                                                                                       ====================
                                                                                                       ====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $               22.10
                                                                                                       ====================
                                                                                                       ====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                               300,000,000
      Outstanding                                                                                               25,574,903

(1)  Cost of investments in securities:                                                              $         441,837,445

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                                         $           30,980
     Dividends                                                                                                11,194,472
                                                                                                        -----------------
                                                                                                        -----------------

     Total income                                                                                             11,225,452
                                                                                                        -----------------
                                                                                                        -----------------

EXPENSES:
     Management fees                                                                                           3,477,891
                                                                                                        -----------------
                                                                                                        -----------------

NET INVESTMENT INCOME                                                                                          7,747,561
                                                                                                        -----------------
                                                                                                        -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                         53,998,160
     Net realized gain on futures contracts                                                                      379,352
     Change in net unrealized appreciation on investments                                                     (5,054,154)
     Change in net unrealized appreciation on futures contracts                                                  (89,305)
                                                                                                        -----------------
                                                                                                        -----------------

     Net realized and unrealized gain on investments and futures contracts                                    49,234,053
                                                                                                        -----------------
                                                                                                        -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $       56,981,614
                                                                                                        =================
                                                                                                        =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2004                 2003
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                             $        7,747,561   $        6,822,801
      Net realized gain on investments                                                          53,998,160           47,275,474
      Net realized gain on futures contracts                                                       379,352              524,527
      Change in net unrealized appreciation on investments                                      (5,054,154)          90,964,772
      Change in net unrealized appreciation on futures contracts                                   (89,305)             172,575
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

      Net increase in net assets resulting from operations                                      56,981,614          145,760,149
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                                (7,681,850)          (6,802,963)
      From net realized gains                                                                  (54,478,708)         (51,064,115)
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

      Total distributions                                                                      (62,160,558)         (57,867,078)
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                         51,762,362           70,245,967
      Reinvestment of distributions                                                             62,160,558           57,867,078
      Redemptions of shares                                                                   (180,310,580)        (206,685,141)
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

      Net decrease in net assets resulting from share transactions                             (66,387,660)         (78,572,096)
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

      Total increase (decrease) in net assets                                                  (71,566,604)           9,320,975

NET ASSETS:
      Beginning of period                                                                      636,714,619          627,393,644
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

      End of period  (1)                                                                $      565,148,015   $      636,714,619
                                                                                          =================    =================
                                                                                          =================    =================


OTHER INFORMATION:

SHARES:
      Sold                                                                                       2,281,392            3,400,889
      Issued in reinvestment of distributions                                                    2,822,417            2,662,765
      Redeemed                                                                                  (7,941,240)         (10,250,512)
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

      Net decrease                                                                              (2,837,431)          (4,186,858)
                                                                                          =================    =================
                                                                                          =================    =================

(1) Including undistributed net investment income                                       $                    $            3,733

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                             Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2004            2003          2002 ~          2001 ~         2000 ~
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------
Net Asset Value, Beginning of Period          $         22.41  $       19.25  $       27.37  $        33.58  $       40.44

Income from Investment Operations

Net investment income                                    0.33           0.26           0.14            0.21           0.23
Net realized and unrealized gain (loss)                  2.05           5.11          (6.23)          (4.20)         (3.35)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Income (Loss) From
     Investment Operations                               2.38           5.37          (6.09)          (3.99)         (3.12)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Less Distributions

From net investment income                              (0.33)         (0.26)         (0.14)          (0.21)         (0.23)
From net realized gains                                 (2.36)         (1.95)         (1.89)          (2.01)         (3.51)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Distributions                                     (2.69)         (2.21)         (2.03)          (2.22)         (3.74)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Net Asset Value, End of Period                $         22.10  $       22.41  $       19.25  $        27.37  $       33.58
                                                ==============   ============   ============   =============   ============
                                                ==============   ============   ============   =============   ============


Total Return                                           10.74%         28.41%        (21.94%)        (11.63%)        (7.94%)

Net Assets, End of Period ($000)              $       565,148  $     636,715  $     627,394  $      864,986  $   1,027,978

Ratio of Expenses to Average Net Assets                 0.60%          0.60%          0.60%           0.60%          0.60%

Ratio of Net Investment Income to
     Average Net Assets                                 1.34%          1.15%          0.97%           0.70%          0.60%

Portfolio Turnover Rate                                 5.68%         30.66%         19.52%          11.46%         15.71%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $32,727,847 and $150,069,991 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $452,156,826. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $161,124,738 and gross depreciation of securities in which there was an excess of tax cost over value of $48,725,649 resulting in net appreciation of $112,399,089.

5. FUTURES CONTRACTS

        As of December 31, 2004, the Portfolio had 5 open S&P 500 and 1 open S&P MidCap 400 long futures contracts. The contracts expire in March 2005 and the Portfolio has recorded unrealized appreciation of $23,795 and $10,025, respectively, for a total unrealized appreciation of $33,820.

6. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                                                                                   2004                2003
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                           8,042,463          7,089,469
          Long-term capital gain                                                   54,118,095         50,777,609

                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                   62,160,558         57,867,078
                                                                              ================    ===============


      As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                       64,758
      Undistributed capital gains                                                                      3,754,607
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                         3,819,365
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                     112,399,089
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                          116,218,454
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on corporate reorganizations. For the year ended December 31, 2004 the Portfolio reclassified $69,444 from undistributed net investment income to accumulated net realized loss on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all share information in the Financial Highlights prior to 2002 has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2004, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

Maxim Series Fund, Inc.

Maxim Stock Index Portfolio
Schedule of Investments
December 31, 2004

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.92%
      1,700 Alliant Techsystems Inc*                                     111,146
     38,313 Boeing Co                                                  1,983,464
      9,181 General Dynamics Corp                                        960,333
      5,401 Goodrich Corp                                                176,289
     39,189 Honeywell International Inc                                1,387,682
      5,225 L-3 Communications Holdings Inc                              382,679
     20,198 Lockheed Martin Corp                                       1,121,999
     16,796 Northrop Grumman Corp                                        913,031
      3,050 Precision Castparts Corp                                     200,324
     20,623 Raytheon Co                                                  800,791
      8,030 Rockwell Collins                                             316,703
        500 Sequa Corp*                                                   30,575
     23,361 United Technologies Corp                                   2,414,359
                                                                     $10,799,375
AGRICULTURE --- 0.26%
     29,800 Archer-Daniels-Midland Co                                    664,838
     12,088 Monsanto Co                                                  671,488
      1,500 Scotts Co Class A*                                           110,280
                                                                      $1,446,606
AIR FREIGHT --- 1.15%
      3,856 CH Robinson Worldwide Inc                                    214,085
      2,387 CNF Inc                                                      119,589
      4,874 Expeditors International of Washington Inc                  272,359
     13,689 FedEx Corp                                                 1,348,230
      2,940 Ryder System Inc                                             140,444
     51,137 United Parcel Service Inc Class B                          4,370,168
                                                                      $6,464,875
AIRLINES --- 0.15%
      3,900 AirTran Holdings Inc*                                         41,730
      1,250 Alaska Air Group Inc*                                         41,863
      5,818 Delta Air Lines Inc*                                          43,519
      4,700 JetBlue Airways Corp*                                        109,134
     35,460 Southwest Airlines Co                                        577,289
                                                                        $813,535
AUTO PARTS & EQUIPMENT --- 0.34%
      3,400 Advance Auto Parts Inc*                                      148,308
      3,100 ArvinMeritor Inc                                              69,347
        900 Bandag Inc                                                    44,829
      2,546 BorgWarner Inc                                               137,917
      3,399 Cooper Tire & Rubber Co                                       73,248
      6,737 Dana Corp                                                    116,752
     25,558 Delphi Corp                                                  230,533
      3,560 Gentex Corp                                                  131,791
      7,900 Goodyear Tire & Rubber Co*                                   115,814
      8,700 Johnson Controls Inc                                         551,928
      3,093 Lear Corp                                                    188,704
      1,600 Modine Manufacturing Co                                       54,032
      5,838 Visteon Corp                                                  57,037
                                                                      $1,920,240
AUTOMOBILES --- 0.42%
     83,295 Ford Motor Co                                              1,219,439
     25,775 General Motors Corp                                        1,032,547
      2,600 Thor Industries Inc                                           96,330
                                                                      $2,348,316
BANKS --- 5.85%
     16,179 AmSouth Bancorp                                              419,036
      5,936 Associated Banc-Corp                                         197,135
     25,220 BB&T Corp                                                  1,060,501
    184,120 Bank of America Corp (1)                                   8,651,799
      2,471 Bank of Hawaii Corp                                          125,379
      8,036 Banknorth Group Inc                                          294,118
      2,300 City National Corp                                           162,495
      6,050 Colonial BancGroup Inc                                       128,442
      7,837 Comerica Inc                                                 478,214
      3,609 Commerce Bancorp Inc                                         232,420
      5,550 Compass Bancshares Inc                                       270,119
      2,400 Cullen/Frost Bankers Inc                                     116,640
     25,618 Fifth Third Bancorp                                        1,211,219
      5,570 First Horizon National Corp                                  240,123
      3,825 FirstMerit Corp                                              108,974
      2,308 Greater Bay Bancorp                                           64,347
      7,041 Hibernia Corp                                                207,780
     10,542 Huntington Bancshares Inc                                    261,231
     18,539 KeyCorp                                                      628,472
      5,324 M&T Bank Corp                                                574,140
     10,149 Marshall & Ilsley Corp                                       448,586
      3,652 Mercantile Bankshares Corp                                   190,634
     30,882 National City Corp                                         1,159,619
     21,457 North Fork Bancorp Inc                                       619,034
     12,922 PNC Financial Services Group                                 742,240
     21,132 Regions Financial Corp                                       752,088
      1,628 Silicon Valley Bancshares*                                    72,967
     16,908 SunTrust Banks Inc                                         1,249,163
     14,092 Synovus Financial Corp                                       402,749
      6,288 TCF Financial Corp                                           202,096
     85,068 US Bancorp                                                 2,664,330
     73,057 Wachovia Corp                                              3,842,798
     77,140 Wells Fargo & Co                                           4,794,251
      1,420 Westamerica Bancorp                                           82,800
      3,100 Wilmington Trust Corp                                        112,065
      4,135 Zions Bancorp                                                281,304
                                                                     $33,049,308
BIOTECHNOLOGY --- 1.35%
     57,928 Amgen Inc*                                                 3,716,081
      8,890 Applera Corp Applied Biosystems Group                        185,890
     15,187 Biogen Idec Inc*                                           1,011,606
      2,600 Cephalon Inc*                                                132,288
      2,963 Charles River Laboratories International Inc*                136,328
      8,485 Chiron Corp*                                                 282,805
     11,264 Genzyme Corp*                                                654,100
     19,714 Gilead Sciences Inc*                                         689,793
      2,400 Invitrogen Corp*                                             161,112
     11,304 MedImmune Inc*                                               306,451
     13,848 Millennium Pharmaceuticals Inc*                              167,838
      4,350 Protein Design Labs Inc*                                      89,871
      1,900 Techne Corp*                                                  73,910
      3,592 Vertex Pharmaceuticals Inc*                                   37,967
                                                                      $7,646,040
BROADCAST/MEDIA --- 0.87%
     26,112 Clear Channel Communications Inc                             874,491
    101,195 Comcast Corp*                                              3,367,770
      2,509 Emmis Communications Corp*                                    48,148
      2,300 Entercom Communications Corp*                                 82,547
     14,673 Univision Communications Inc Class A*                        429,479
      4,336 Westwood One Inc*                                            116,768
                                                                      $4,919,203
BUILDING MATERIALS --- 0.27%
      9,764 American Standard Cos Inc*                                   403,448
      2,246 Martin Marietta Materials Inc                                120,520
     20,387 Masco Corp                                                   744,737
      4,705 Vulcan Materials Co                                          256,940
                                                                      $1,525,645
CHEMICALS --- 1.64%
     10,379 Air Products & Chemicals Inc                                 601,671
      3,400 Airgas Inc                                                    90,134
      1,900 Albemarle Corp                                                73,549
      2,850 Cabot Corp                                                   110,238
      5,198 Crompton Corp                                                 61,336
      1,800 Cytec Industries Inc                                          92,556
     42,992 Dow Chemical Co                                            2,128,534
     45,246 EI du Pont de Nemours & Co                                 2,219,316
      3,525 Eastman Chemical Co                                          203,498
     11,750 Ecolab Inc                                                   412,778
      5,531 Engelhard Corp                                               169,636
      1,650 FMC Corp*                                                     79,695
      1,850 Ferro Corp                                                    42,902
      2,300 Great Lakes Chemical Corp                                     65,527
      5,018 Hercules Inc*                                                 74,517
      4,271 International Flavors & Fragrances Inc                       182,970
      3,050 Lubrizol Corp                                                112,423
     10,956 Lyondell Chemical Co                                         316,848
        950 Minerals Technologies Inc                                     63,365
      3,171 Olin Corp                                                     69,825
      7,839 PPG Industries Inc                                           534,306
     14,846 Praxair Inc                                                  655,451
      5,287 RPM Inc                                                      103,942
     10,293 Rohm & Haas Co                                               455,259
      2,100 Sensient Technologies Corp                                    50,379
      3,190 Sigma-Aldrich Corp                                           192,867
      2,307 Valspar Corp                                                 115,373
                                                                      $9,278,895
COMMUNICATIONS - EQUIPMENT --- 2.60%
     17,248 3Com Corp*                                                    71,924
     36,834 ADC Telecommunications Inc*                                   98,715
      3,400 ADTRAN Inc                                                    65,076
      7,287 Andrew Corp*                                                  99,322
     20,805 Avaya Inc*                                                   357,846
      2,300 Avocent Corp*                                                 93,196
     26,056 CIENA Corp*                                                   87,027
    300,038 Cisco Systems Inc*                                         5,790,733
      2,400 CommScope Inc*                                                45,360
      8,940 Comverse Technology Inc*                                     218,583
     63,862 Corning Inc*                                                 751,656
      3,100 Harris Corp                                                  191,549
     65,798 JDS Uniphase Corp*                                           208,580
    201,406 Lucent Technologies Inc*                                     757,287
    110,890 Motorola Inc                                               1,907,308
      2,250 Plantronics Inc                                               93,308
      4,420 Polycom Inc*                                                 103,074
      4,700 Powerwave Technologies Inc*                                   39,856
     74,674 QUALCOMM Inc                                               3,166,178
      6,923 Scientific-Atlanta Inc                                       228,528
     20,961 Tellabs Inc*                                                 180,055
      5,200 UTStarcom Inc*                                               115,180
                                                                     $14,670,341
COMPUTER HARDWARE & SYSTEMS --- 3.71%
     18,363 Apple Computer Inc*                                        1,182,577
    113,198 Dell Inc*                                                  4,770,164
      3,283 Diebold Inc                                                  182,962
    109,202 EMC Corp*                                                  1,623,834
     16,990 Gateway Inc*                                                 102,110
    137,576 Hewlett-Packard Co                                         2,884,969
      1,490 Imation Corp                                                  47,427
     75,913 International Business Machines Corp (1)                   7,483,504
      5,912 Lexmark International Group Inc Class A*                     502,520
      5,324 McDATA Corp*                                                  31,731
      4,300 NCR Corp*                                                    297,689
     16,298 Network Appliance Inc*                                       541,420
      4,183 QLogic Corp*                                                 153,642
      7,348 Sandisk Corp*                                                183,480
      4,823 Storage Technology Corp*                                     152,455
    153,199 Sun Microsystems Inc*                                        824,211
                                                                     $20,964,695
COMPUTER SOFTWARE & SERVICES --- 6.41%
      6,263 Activision Inc*                                              126,387
      3,891 Acxiom Corp                                                  102,333
     10,883 Adobe Systems Inc                                            682,799
      1,400 Advent Software*                                              28,672
      5,837 Affiliated Computer Services Inc Class A*                    351,329
      2,634 Ascential Software Corp*                                      42,961
     10,520 Autodesk Inc                                                 399,234
     26,570 Automatic Data Processing Inc                              1,178,380
     10,065 BMC Software Inc*                                            187,209
     12,310 Cadence Design Systems Inc*                                  170,001
      7,643 Citrix Systems Inc*                                          187,483
      6,100 Cognizant Technology Solutions Corp*                         258,213
     26,691 Computer Associates International Inc                        829,022
      8,624 Computer Sciences Corp*                                      486,135
     17,557 Compuware Corp*                                              113,594
      6,380 Convergys Corp*                                               95,636
     13,892 Electronic Arts Inc*                                         856,859
     23,416 Electronic Data Systems Corp                                 540,910
      3,150 Fair Isaac Co                                                115,542
     37,873 First Data Corp                                            1,611,117
      8,943 Fiserv Inc*                                                  359,419
      5,000 Gartner Inc*                                                  62,300
      8,516 Intuit Inc*                                                  374,789
      4,122 Jack Henry & Associates Inc                                   82,069
      2,750 Keane Inc*                                                    40,425
      4,600 MPS Group Inc*                                                56,396
      3,200 Macromedia Inc*                                               99,584
      2,200 Macrovision Corp*                                             56,584
      7,299 McAfee Inc*                                                  211,160
      3,450 Mentor Graphics Corp*                                         52,751
      3,854 Mercury Interactive Corp*                                    175,550
    495,527 Microsoft Corp (1)                                        13,235,526
     17,050 Novell Inc*                                                  115,088
    233,664 Oracle Corp*                                               3,205,870
     12,250 Parametric Technology Corp*                                   72,153
     17,250 Paychex Inc                                                  587,880
     17,049 PeopleSoft Inc*                                              451,458
      3,150 RSA Security Inc*                                             63,189
      2,500 Retek Inc*                                                    15,375
      2,879 Reynolds & Reynolds Co Class A                                76,322
      6,141 Sabre Holdings Corp                                          136,085
     23,146 Siebel Systems Inc*                                          243,033
     13,093 SunGard Data Systems Inc*                                    370,925
      4,289 Sybase Inc*                                                   85,566
     28,840 Symantec Corp*                                               742,918
      6,886 Synopsys Inc*                                                135,103
      3,800 Titan Corp*                                                   61,560
      1,700 Transaction Systems Architects Inc Class A*                   33,745
     15,277 Unisys Corp*                                                 155,520
     19,207 VERITAS Software Corp*                                       548,360
      3,700 Wind River Systems*                                           50,135
     62,648 Yahoo! Inc*                                                2,360,577
     30,284 eBay Inc*                                                  3,521,424
                                                                     $36,202,655
CONGLOMERATES --- 4.33%
     35,508 3M Co                                                      2,914,142
      1,426 Carlisle Cos Inc                                              92,576
    481,901 General Electric Co (1)                                   17,589,387
      1,800 Teleflex Inc                                                  93,492
      6,316 Textron Inc                                                  466,121
     91,656 Tyco International Ltd                                     3,275,785
                                                                     $24,431,503
CONTAINERS --- 0.16%
      5,174 Ball Corp                                                    227,553
      4,900 Bemis Co Inc                                                 142,541
      6,700 Pactiv Corp*                                                 169,443
      3,866 Sealed Air Corp*                                             205,942
      2,563 Temple-Inland Inc                                            175,309
                                                                        $920,788
COSMETICS & PERSONAL CARE --- 0.54%
      4,142 Alberto-Culver Co Class B                                    201,177
     21,574 Avon Products Inc                                            834,914
     45,276 Gillette Co                                                2,027,459
                                                                      $3,063,550
DISTRIBUTORS --- 0.31%
      7,930 Genuine Parts Co                                             349,396
     29,195 SYSCO Corp                                                 1,114,373
      4,120 WW Grainger Inc                                              274,474
                                                                      $1,738,243

ELECTRIC COMPANIES --- 2.14%
      6,250 Allegheny Energy Inc*                                        123,188
      5,196 Alliant Energy Corp                                          148,606
      8,879 Ameren Corp                                                  445,193
     17,989 American Electric Power Co Inc                               617,742
      1,500 Black Hills Corp                                              46,020
     14,029 CenterPoint Energy Inc                                       158,528
      8,252 Cinergy Corp                                                 343,531
     11,011 Consolidated Edison Inc                                      481,731
      5,764 DPL Inc                                                      144,734
      7,948 DTE Energy Co                                                342,797
      3,501 Duquesne Light Holdings Inc                                   65,994
     14,881 Edison International                                         476,638
     10,187 Entergy Corp                                                 688,539
     30,222 Exelon Corp                                                1,331,884
      8,531 FPL Group Inc                                                637,692
     15,064 FirstEnergy Corp                                             595,179
      3,365 Great Plains Energy Inc                                      101,892
      3,700 Hawaiian Electric Industries Inc                             107,855
      1,900 IDACORP Inc                                                   58,083
      2,485 NSTAR                                                        134,886
      5,766 Northeast Utilities                                          108,689
      4,076 OGE Energy Corp                                              108,055
     18,338 PG&E Corp*                                                   610,289
      2,725 PNM Resources Inc                                             68,915
      8,590 PPL Corp                                                     457,675
      8,552 Pepco Holdings Inc                                           182,329
      4,205 Pinnacle West Capital Corp                                   186,744
     11,286 Progress Energy Inc                                          510,579
      8,100 Progress Energy Inc @ (CVO)*                                       0
      4,550 Puget Energy Inc                                             112,385
     33,695 Southern Co                                                1,129,456
      9,030 TECO Energy Inc                                              138,520
     10,974 TXU Corp                                                     708,481
      1,729 WPS Resources Corp                                            86,381
      3,850 Westar Energy Inc                                             88,050
      5,337 Wisconsin Energy Corp                                        179,910
     18,193 Xcel Energy Inc                                              331,113
                                                                     $12,058,283
ELECTRONIC INSTRUMENT & EQUIP --- 1.03%
     22,139 Agilent Technologies Inc*                                    533,550
      8,644 American Power Conversion Corp                               184,982
      3,100 Ametek Inc                                                   110,577
      4,000 Amphenol Corp*                                               146,960
      5,215 Arrow Electronics Inc*                                       126,725
      5,395 Avnet Inc*                                                    98,405
      3,765 CDW Corp                                                     249,808
      4,245 Cooper Industries Inc                                        288,193
     19,132 Emerson Electric Co                                        1,341,153
      3,100 Harman International Industries Inc                          393,700
      2,750 Hubbell Inc Class B                                          143,825
      9,126 Jabil Circuit Inc*                                           233,443
      3,850 KEMET Corp*                                                   34,458
      8,616 Molex Inc                                                    258,480
      3,560 National Instruments Corp                                     97,010
      1,950 Newport Corp*                                                 27,495
      1,950 Plexus Corp*                                                  25,370
      3,750 Power-One Inc*                                                33,450
      8,379 Rockwell Automation Inc                                      415,179
     23,715 Sanmina - SCI Corp*                                          200,866
     44,169 Solectron Corp*                                              235,421
     10,947 Symbol Technologies Inc                                      189,383
      2,676 Tech Data Corp*                                              121,490
      4,036 Tektronix Inc                                                121,928
      2,650 Thomas & Betts Corp*                                          81,488
      7,559 Vishay Intertechnology Inc*                                  113,536
                                                                      $5,806,875
ELECTRONICS - SEMICONDUCTOR --- 3.05%
     17,568 Advanced Micro Devices Inc*                                  386,847
     16,948 Altera Corp*                                                 350,824
     17,103 Analog Devices Inc                                           631,443
     77,394 Applied Materials Inc*                                     1,323,437
     14,000 Applied Micro Circuits Corp*                                  58,940
     21,700 Atmel Corp*                                                   85,064
     15,020 Broadcom Corp Class A*                                       484,846
      1,164 Cabot Microelectronics Corp*                                  46,618
      4,307 Credence Systems Corp*                                        39,409
      3,400 Cree Inc*                                                    136,272
      5,700 Cypress Semiconductor Corp*                                   66,861
      5,376 Fairchild Semiconductor International Inc*                   87,414
     17,712 Freescale Semiconductor Inc*                                 325,192
      3,200 Integrated Circuit Systems Inc*                               66,944
      4,844 Integrated Device Technology Inc*                             55,997
    288,194 Intel Corp                                                 6,740,858
      3,000 International Rectifier Corp*                                133,710
      6,849 Intersil Holding Corp                                        114,652
      8,873 KLA-Tencor Corp*                                             413,304
     17,462 LSI Logic Corp*                                               95,692
      2,750 LTX Corp*                                                     21,148
      6,183 Lam Research Corp*                                           178,751
      5,100 Lattice Semiconductor Corp*                                   29,070
     13,985 Linear Technology Corp                                       542,059
     14,823 Maxim Integrated Products Inc                                628,347
      4,080 Micrel Inc*                                                   44,962
      9,377 Microchip Technology Inc                                     249,991
     27,829 Micron Technology Inc*                                       343,688
      7,507 NVIDIA Corp*                                                 176,865
     16,232 National Semiconductor Corp                                  291,364
      6,391 Novellus Systems Inc                                         178,245
      8,045 PMC-Sierra Inc*                                               90,506
      8,450 RF Micro Devices Inc*                                         57,798
      3,308 Semtech Corp*                                                 72,346
      2,350 Silicon Laboratories Inc*                                     82,979
      8,775 Teradyne Inc*                                                149,789
     78,744 Texas Instruments Inc                                      1,938,677
      6,197 TriQuint Semiconductor Inc*                                   27,577
     15,843 Xilinx Inc                                                   469,745
                                                                     $17,218,231
ENGINEERING & CONSTRUCTION --- 0.09%
      2,150 Dycom Industries Inc*                                         65,618
      3,877 Fluor Corp                                                   211,335
      1,887 Granite Construction Inc                                      50,194

      2,610 Jacobs Engineering Group Inc*                                124,732
      5,250 Quanta Services Inc*                                          42,000
                                                                        $493,879

FINANCIAL SERVICES --- 6.36%
      7,045 AmeriCredit Corp*                                            172,250
      3,387 Astoria Financial Corp                                       135,378
     35,442 Bank of New York Co Inc                                    1,184,472
      9,600 CIT Group Inc                                                439,872
    236,527 Citigroup Inc (1)                                         11,395,871
     26,452 Countrywide Credit Industries Inc                            978,989
      3,091 Eaton Vance Corp                                             161,196
     44,109 Fannie Mae (nonvtg)                                        3,141,002
      4,900 Federated Investors Inc Class B                              148,911
     11,375 Franklin Resources Inc                                       792,269
     31,458 Freddie Mac                                                2,318,455
     13,958 Golden West Financial Corp                                   857,300
      3,861 Independence Community Bank Corp                             164,401
      2,798 IndyMac Bancorp Inc                                           96,391
      3,050 Investors Financial Services Corp                            152,439
    162,320 JPMorgan Chase & Co                                        6,332,103
     10,730 Janus Capital Group Inc                                      180,371
      4,584 Legg Mason Inc                                               335,824
      4,430 MGIC Investment Corp                                         305,271
     19,286 Mellon Financial Corp                                        599,987
      3,960 MoneyGram International Inc                                   83,714
      6,794 Moody's Corp                                                 590,059
     12,082 New York Community Bancorp Inc                               248,527
      9,989 Northern Trust Corp                                          485,266
      4,351 PMI Group Inc                                                181,654
     13,963 Principal Financial Group                                    571,645
      4,161 Radian Group Inc                                             221,532
      4,663 SEI Investments Co                                           195,520
     15,680 Sovereign Bancorp Inc                                        353,584
     15,185 State Street Corp                                            745,887
      5,906 T Rowe Price Group Inc                                       367,353
      3,728 Waddell & Reed Financial Class A                              89,062
      3,590 Washington Federal Inc                                        95,279
     39,763 Washington Mutual Inc                                      1,681,180
      2,468 Webster Financial Corp                                       124,980
                                                                     $35,927,994
FOOD & BEVERAGES --- 3.38%
      1,750 Adolph Coors Co Class B                                      132,423
     36,047 Anheuser-Busch Co Inc                                      1,828,664
      5,512 Brown-Forman Corp                                            268,324
     18,761 Campbell Soup Co                                             560,766
    110,251 Coca-Cola Co                                               4,589,749
     21,377 Coca-Cola Enterprises Inc                                    445,710
     23,462 ConAgra Foods Inc                                            690,956
      4,949 Constellation Brands Inc*                                    230,178
      6,788 Dean Foods Co*                                               223,665
     16,644 General Mills Inc                                            827,373
     15,929 HJ Heinz Co                                                  621,072
     11,210 Hershey Foods Corp                                           622,603
      6,348 Hormel Foods Corp                                            199,010
      2,712 JM Smucker Co                                                127,654
     18,789 Kellogg Co                                                   839,117
      1,598 Lancaster Colony Corp                                         68,506
      6,207 McCormick & Co Inc (nonvtg)                                  239,590
     11,336 Pepsi Bottling Group Inc                                     306,525
      6,291 PepsiAmericas Inc                                            133,621
     76,809 PepsiCo Inc                                                4,009,430
     35,734 Sara Lee Corp                                                862,619
      5,009 Smithfield Foods Inc*                                        148,216
      2,396 Tootsie Roll Industries Inc                                   82,973
     16,052 Tyson Foods Inc Class A                                      295,357
     10,220 Wm Wrigley Jr Co                                             707,122
                                                                     $19,061,223
GOLD, METALS & MINING --- 0.73%
     39,694 Alcoa Inc                                                  1,247,185
      4,325 Allegheny Technologies Inc                                    93,723
      2,850 Arch Coal Inc                                                101,289
      8,157 Freeport-McMoRan Copper & Gold  Inc                          311,842
     20,286 Newmont Mining Corp                                          900,901
      7,258 Nucor Corp                                                   379,884
      2,943 Peabody Energy Corp                                          238,118
      4,404 Phelps Dodge Corp                                            435,644
      2,000 Steel Dynamics Inc                                            75,760
      5,200 United States Steel Corp                                     266,500
      3,581 Worthington Industries Inc                                    70,116
                                                                      $4,120,962
HARDWARE & TOOLS --- 0.01%
      1,900 York International Corp                                       65,626
                                                                         $65,626
HEALTH CARE RELATED --- 2.44%
      6,749 Aetna Inc                                                    841,938
      4,783 AmericsourceBergen Corp                                      280,666
      2,150 Apria Healthcare Group Inc*                                   70,843
      6,162 CIGNA Corp                                                   502,634
     19,757 Cardinal Health Inc                                        1,148,870
     20,743 Caremark Rx Inc*                                             817,896
      3,995 Community Health Systems Inc*                                111,381
      2,855 Covance Inc*                                                 110,631
      4,134 Coventry Health Care Inc*                                    219,433
      3,506 Express Scripts Inc Class A*                                 267,999
      4,103 First Health Group Corp*                                      76,767
     19,246 HCA Inc                                                      769,070
     11,053 Health Management Associates Inc Class A                     251,014
      5,009 Health Net Inc*                                              144,610
      2,026 Henry Schein Inc*                                            141,091
      7,263 Humana Inc*                                                  215,638
     10,493 IMS Health Inc                                               243,543
      6,300 Laboratory Corp of America Holdings*                         313,866
      1,750 LifePoint Hospitals Inc*                                      60,935
      4,537 Lincare Holdings Inc*                                        193,503
      3,967 Manor Care Inc                                               140,551
     13,416 McKesson HBOC Inc                                            422,067
     12,457 Medco Health Solutions Inc*                                  518,211
      4,770 Omnicare Inc                                                 165,137
      3,882 PacifiCare Health Systems Inc*                               219,411
      6,284 Patterson Cos Inc*                                           272,663
      4,592 Quest Diagnostics Inc                                        438,766
      3,050 Renal Care Group Inc*                                        109,770
     21,245 Tenet Healthcare Corp*                                       233,270
      3,502 Triad Hospitals Inc*                                         130,309
     29,769 UnitedHealth Group Inc                                     2,620,565
      2,660 Universal Health Services Inc Class B                        118,370
      3,700 VCA Antech Inc*                                               72,520
     13,465 WellPoint Inc*                                             1,548,475
                                                                     $13,792,413
HOMEBUILDING --- 0.40%
      5,678 Centex Corp                                                  338,295
     10,600 DR Horton Inc                                                427,286
      2,800 Hovnanian Enterprises Inc*                                   138,656
      2,132 KB Home                                                      222,581
      7,166 Lennar Corp                                                  406,169
      5,866 Pulte Corp                                                   374,251
      2,200 Ryland Group Inc                                             126,588
      3,395 Toll Brothers Inc*                                           232,931
                                                                      $2,266,757
HOTELS/MOTELS --- 0.58%
     28,868 Carnival Corp                                              1,663,663
     17,588 Hilton Hotels Corp                                           399,951
     10,172 Marriott International Inc Class A                           640,633
      9,474 Starwood Hotels & Resorts Worldwide Inc*                     553,282
                                                                      $3,257,529
HOUSEHOLD GOODS --- 2.16%
      3,100 American Greetings Corp Class A                               78,585
      3,668 Black & Decker Corp                                          323,994
      1,864 Blyth Industries Inc                                          55,100
      2,825 Church & Dwight Co Inc                                        94,977
      6,946 Clorox Co                                                    409,328
     24,202 Colgate-Palmolive Co                                       1,238,174
      3,322 Energizer Holdings Inc*                                      165,070
      6,570 Fortune Brands Inc                                           507,073
      2,400 Furniture Brands International Inc                            60,120
     22,281 Kimberly-Clark Corp                                        1,466,313
      8,686 Leggett & Platt Inc                                          246,943
      3,609 Maytag Corp                                                   76,150
      3,033 Mohawk Industries Inc*                                       276,761
     12,465 Newell Rubbermaid Inc                                        301,528
    115,636 Procter & Gamble Co                                        6,369,231
      2,650 Snap-on Inc                                                   91,054
      3,766 Stanley Works                                                184,496
      2,650 Tupperware Corp                                               54,908
      3,054 Whirlpool Corp                                               211,367
                                                                     $12,211,172
INSURANCE RELATED --- 4.33%
     12,997 ACE Ltd                                                      555,622
     23,079 AFLAC Inc                                                    919,467
      2,450 Allmerica Financial Corp*                                     80,434
     31,294 Allstate Corp                                              1,618,526
      4,997 Ambac Financial Group Inc                                    410,404
      3,300 American Financial Group Inc                                 103,323
    118,768 American International Group Inc (1)                       7,799,495
      1,786 Amerus Group Co                                               80,906
     14,343 Aon Corp                                                     342,224
      4,147 Arthur J Gallagher & Co                                      134,778
      3,127 Brown & Brown Inc                                            136,181
      8,750 Chubb Corp                                                   672,875
      7,629 Cincinnati Financial Corp                                    337,660
      2,536 Everest Re Group Ltd                                         227,124
      7,970 Fidelity National Financial Inc                              363,990
      4,120 First American Financial Corp                                144,777
      3,050 HCC Insurance Holdings Inc                                   101,016
     13,363 Hartford Financial Services Group Inc                        926,190
      1,950 Horace Mann Educators Corp                                    37,206
      6,277 Jefferson-Pilot Corp                                         326,153
      3,289 Leucadia National Corp                                       228,520
      7,992 Lincoln National Corp                                        373,067
      8,514 Loews Corp                                                   598,534
      6,436 MBIA Inc                                                     407,270
     24,010 Marsh & McLennan Cos Inc                                     789,929
     33,895 MetLife Inc                                                1,373,086
      2,782 Ohio Casualty Corp*                                           64,570
      8,283 Old Republic International Corp                              209,560
      9,105 Progressive Corp                                             772,468
      3,148 Protective Life Corp                                         134,388
     23,350 Prudential Financial Inc                                   1,283,316
      5,773 SAFECO Corp                                                  301,582
     30,553 St Paul Travelers Cos Inc                                  1,132,600
      1,360 StanCorp Financial Group Inc                                 112,200
      4,891 Torchmark Corp                                               279,472
      3,082 Unitrin Inc                                                  140,077
     13,421 UnumProvident Corp                                           240,773
      3,850 WR Berkley Corp                                              181,605
      6,388 XL Capital Ltd Class A                                       496,028
                                                                     $24,437,396
INVESTMENT BANK/BROKERAGE FIRM --- 1.46%
      3,449 AG Edwards Inc                                               149,031
      4,691 Bear Stearns Co Inc                                          479,936
     61,380 Charles Schwab Corp                                          734,105
     16,923 E*TRADE Financial Corp*                                      252,999
      2,600 Jefferies Group Inc                                          104,728
      2,709 LaBranche & Co Inc*                                           24,273
     12,262 Lehman Brothers Holdings Inc                               1,072,680
     42,426 Merrill Lynch & Co Inc                                     2,535,802
     49,909 Morgan Stanley                                             2,770,948
      3,350 Raymond James Financial Inc                                  103,783
                                                                      $8,228,285
LEISURE & ENTERTAINMENT --- 2.68%
      3,950 Boyd Gaming Corp                                             164,518
      4,354 Brunswick Corp                                               215,523
     14,219 Caesars Entertainment Inc*                                   286,371
      3,400 Callaway Golf Co                                              45,900
      5,280 GTECH Holdings Corp                                          137,016
     13,378 Harley-Davidson Inc                                          812,714
      5,093 Harrah's Entertainment Inc                                   340,671
      8,052 Hasbro Inc                                                   156,048
     15,680 International Game Technology                                539,078
      2,396 International Speedway Corp Class A                          126,509
      3,111 Mandalay Resort Group                                        219,108
     18,855 Mattel Inc                                                   367,484
    119,000 News Corp*                                                 2,220,540
    208,758 Time Warner Inc*                                           4,058,256
     77,703 Viacom Inc Class B                                         2,827,612
     93,111 Walt Disney Co                                             2,588,486
                                                                     $15,105,834
MACHINERY --- 1.60%
      4,098 AGCO Corp*                                                    89,705
     15,589 Caterpillar Inc                                            1,520,083
      2,495 Crane Co                                                      71,956
      2,100 Cummins Inc                                                  175,959
     14,104 Danaher Corp                                                 809,711
     11,326 Deere & Co                                                   842,654
      3,788 Donaldson Co Inc                                             123,413
      9,247 Dover Corp                                                   387,819
      6,910 Eaton Corp                                                   500,008
      2,173 Federal Signal Corp                                           38,375
      2,500 Flowserve Corp*                                               68,850
      3,125 Graco Inc                                                    116,719
      1,850 Harsco Corp                                                  103,119
      4,192 ITT Industries Inc                                           354,014
     13,510 Illinois Tool Works Inc                                    1,252,107
      7,914 Ingersoll-Rand Co                                            635,494
      1,789 Kennametal Inc                                                89,039
      3,217 Navistar International Corp*                                 141,484
      1,650 Nordson Corp                                                  66,116
      7,947 PACCAR Inc                                                   639,575
      5,659 Pall Corp                                                    163,828
      5,418 Parker-Hannifin Corp                                         410,359
      4,600 Pentair Inc                                                  200,376
      3,389 SPX Corp                                                     135,763
        850 Tecumseh Products Co Class A                                  40,630
      2,150 Trinity Industries Inc                                        73,272
                                                                      $9,050,428
MEDICAL PRODUCTS --- 2.28%
      2,409 Bausch & Lomb Inc                                            155,284
     28,075 Baxter International Inc*                                    969,711
      2,804 Beckman Coulter Inc                                          187,840
     11,560 Becton Dickinson & Co                                        656,608
     11,507 Biomet Inc                                                   499,289
     38,516 Boston Scientific Corp*                                    1,369,244
      4,770 CR Bard Inc                                                  305,185
      5,030 Cytyc Corp*                                                  138,677
      3,642 Dentsply International Inc                                   204,680
      2,668 Edwards Lifesciences Corp*                                   110,082
      5,400 Fisher Scientific International Inc*                         336,852
     14,578 Guidant Corp                                               1,051,074
      2,850 Hillenbrand Industries Inc                                   158,289
      7,094 Hospira Inc*                                                 237,649
      1,600 Inamed Corp*                                                 101,200
     55,123 Medtronic Inc                                              2,737,959
      2,300 Millipore Corp*                                              114,563
      5,771 PerkinElmer Inc                                              129,790
     16,268 St Jude Medical Inc*                                         682,117
      3,149 Steris Corp*                                                  74,411
     18,358 Stryker Corp*                                                885,774
      7,293 Thermo Electron Corp*                                        220,176
      2,250 VISX Inc*                                                     58,208
      1,572 Varian Inc*                                                   64,468
      6,198 Varian Medical Systems Inc*                                  268,002
      5,473 Waters Corp*                                                 256,082
     11,161 Zimmer Holdings Inc*                                         894,219
                                                                     $12,867,433
OFFICE EQUIPMENT & SUPPLIES --- 0.34%
      5,021 Avery Dennison Corp                                          301,109
      2,556 HNI Corp                                                     110,036
      3,171 Herman Miller Inc                                             87,615
     10,544 Pitney Bowes Inc                                             487,976
     43,380 Xerox Corp*                                                  737,894
      3,275 Zebra Technologies Corp Class A*                             184,317
                                                                      $1,908,947
OIL & GAS --- 7.12%
      4,169 Amerada Hess Corp                                            343,442
     11,332 Anadarko Petroleum Corp                                      734,427
     14,848 Apache Corp                                                  750,863
      3,216 Ashland Inc                                                  187,750
      7,392 BJ Services Co                                               344,024
     15,255 Baker Hughes Inc                                             650,931
     17,878 Burlington Resources Inc                                     777,693
     96,572 ChevronTexaco Corp                                         5,070,996
     31,487 ConocoPhillips                                             2,734,016
      2,550 Cooper Cameron Corp*                                         137,216
     22,150 Devon Energy Corp                                            862,078
      6,913 ENSCO International Inc                                      219,419
      5,445 EOG Resources                                                388,555
     29,230 El Paso Corp                                                 303,992
    294,023 Exxon Mobil Corp (1)                                      15,071,619
      3,055 FMC Technologies Inc*                                         98,371
      2,661 Forest Oil Corp*                                              84,407
      5,609 Grant Prideco Inc*                                           112,460
     20,190 Halliburton Co                                               792,256
      3,550 Hanover Compressor Co*                                        50,162
      2,300 Helmerich & Payne Inc                                         78,292
      6,973 Kerr-McGee Corp                                              402,970
      5,624 Kinder Morgan Inc                                            411,283
     15,815 Marathon Oil Corp                                            594,802
      4,234 Murphy Oil Corp                                              340,625
      6,811 Nabors Industries Ltd*                                       349,336
      3,951 National-Oilwell Inc*                                        139,431
      2,900 Newfield Exploration Co*                                     171,245
      6,180 Noble Corp*                                                  307,393
      2,650 Noble Energy Inc                                             163,399
     17,968 Occidental Petroleum Corp                                  1,048,612
      1,850 Overseas Shipholding Group Inc                               102,120
      7,622 Patterson-UTI Energy Inc                                     148,248
      6,671 Pioneer Natural Resources Co                                 234,152
      3,500 Plains Exploration & Production Co*                           91,000
      2,936 Pogo Producing Co                                            142,367
      6,145 Pride International Inc*                                     126,218
      4,823 Rowan Cos Inc*                                               124,916
     26,819 Schlumberger Ltd                                           1,795,532
      4,784 Smith International Inc*                                     260,297
      3,406 Sunoco Inc                                                   278,304
      2,800 Tidewater Inc                                                 99,708
     14,639 Transocean Inc*                                              620,547
     11,968 Unocal Corp                                                  517,496
     11,728 Valero Energy Corp                                           532,451
      4,426 Varco International Inc*                                     129,018
      6,177 Weatherford International Ltd*                               316,880
      3,400 Western Gas Resources Inc                                     99,450
     25,263 Williams Cos Inc                                             411,534
     11,850 XTO Energy Inc                                               419,253
                                                                     $40,171,556

PAPER & FOREST PRODUCTS --- 0.54%
      2,587 Bowater Inc                                                  113,750
     11,729 Georgia-Pacific Corp                                         439,603
     22,223 International Paper Co                                       933,366
      2,250 Longview Fibre Co                                             40,815
      4,962 Louisiana-Pacific Corp                                       132,684
      9,253 MeadWestvaco Corp                                            313,584
      1,950 PH Glatfelter Co                                              29,796
      4,839 Packaging Corp of America                                    113,958
      1,400 Potlatch Corp                                                 70,812
      4,505 Sonoco Products Co                                           133,573
     10,986 Weyerhaeuser Co                                              738,479
                                                                      $3,060,420
PERSONAL LOANS --- 1.25%
     57,270 American Express Co                                        3,228,310
     11,050 Capital One Financial Corp                                   930,521
     58,163 MBNA Corp                                                  1,639,615
     13,350 Providian Financial Corp*                                    219,875
     19,638 SLM Corp                                                   1,048,473
                                                                      $7,066,794
PHARMACEUTICALS --- 6.41%
     70,942 Abbott Laboratories                                        3,309,444
      6,048 Allergan Inc                                                 490,311
      4,628 Barr Laboratories Inc*                                       210,759
     88,662 Bristol-Myers Squibb Co                                    2,271,520
     51,555 Eli Lilly & Co                                             2,925,746
     16,804 Forest Laboratories Inc*                                     753,827
     11,338 IVAX Corp*                                                   179,367
    135,242 Johnson & Johnson (1)                                      8,577,048
     10,996 King Pharmaceuticals Inc*                                    136,350
    101,071 Merck & Co Inc                                             3,248,422
     12,169 Mylan Laboratories Inc                                       215,148
      1,503 Par Pharmaceutical Cos Inc*                                   62,194
      3,200 Perrigo Co                                                    55,264
    343,268 Pfizer Inc (1)                                             9,230,477
     67,112 Schering-Plough Corp                                       1,401,299
      4,810 Sepracor Inc*                                                285,570
      3,850 Valeant Pharmaceuticals International                        101,448
      5,021 Watson Pharmaceuticals Inc*                                  164,990
     60,781 Wyeth                                                      2,588,663
                                                                     $36,207,847
PHOTOGRAPHY/IMAGING --- 0.07%
     13,071 Eastman Kodak Co                                             421,540
                                                                        $421,540
POLLUTION CONTROL --- 0.22%
     14,443 Allied Waste Industries Inc*                                 134,031
      6,812 Republic Services Inc                                        228,474
      2,050 Stericycle Inc*                                               94,198
     26,034 Waste Management Inc                                         779,458
                                                                      $1,236,161
PRINTING & PUBLISHING --- 0.78%
      1,100 Banta Corp                                                    49,236
      5,234 Belo Corp Class A                                            137,340
      3,747 Dow Jones & Co Inc                                           161,346
     11,665 Gannett Co Inc                                               953,031
      3,521 Knight-Ridder Inc                                            235,696
      2,100 Lee Enterprises Inc                                           96,768
      8,643 McGraw-Hill Cos Inc                                          791,180
      1,100 Media General Inc Class A                                     71,291
      2,266 Meredith Corp                                                122,817
      6,572 New York Times Co Class A                                    268,138
      9,961 RR Donnelley & Sons Co                                       351,524
      4,454 Readers Digest Association Inc                                61,955
      1,800 Scholastic Corp*                                              66,528
     14,528 Tribune Co                                                   612,210
        439 Washington Post Co Class B                                   431,546
                                                                      $4,410,606
RAILROADS --- 0.47%
     17,091 Burlington Northern Santa Fe Corp                            808,575
      9,777 CSX Corp                                                     391,862
     18,078 Norfolk Southern Corp                                        654,243
     11,803 Union Pacific Corp                                           793,752
                                                                      $2,648,432
REAL ESTATE --- 0.75%
      3,785 AMB Property Corp REIT                                       152,876
      4,282 Apartment Investment & Management Co REIT                    165,028
      8,900 Archstone-Smith Trust REIT                                   340,870
      4,900 Developers Diversified Realty Corp REIT                      217,413
     18,396 Equity Office Properties Trust REIT                          535,692
     12,834 Equity Residential REIT                                      464,334
      2,450 Highwood Properties Inc REIT                                  67,865
      3,018 Hospitality Properties Trust REIT                            138,828
      3,859 Liberty Property Trust REIT                                  166,709
      2,729 Mack-Cali Realty Corp REIT                                   125,616
      4,655 New Plan Excel Realty Trust REIT                             126,057
      8,374 Plum Creek Timber Co Inc REIT                                321,897
      8,350 ProLogis Trust REIT                                          361,806
      2,248 Rayonier Inc                                                 109,950
     10,086 Simon Property Group Inc REIT                                652,262
      6,000 United Dominion Realty Trust Inc REIT                        148,800
      4,100 Weingarten Realty Investors REIT                             164,410
                                                                      $4,260,413
RESTAURANTS --- 0.84%
      3,620 Applebee's International Inc*                                 95,749
      1,600 Bob Evans Farms Inc                                           41,824
      3,948 Brinker International Inc*                                   138,456
      2,222 CBRL Group Inc                                                92,991
      3,558 Cheesecake Factory Inc*                                      115,528
      7,191 Darden Restaurants Inc                                       199,478
      2,766 Krispy Kreme Doughnuts Inc*                                   34,852
     57,335 McDonald's Corp                                            1,838,160
      3,320 Outback Steakhouse Inc                                       151,990
      2,892 Ruby Tuesday Inc                                              75,423
     18,264 Starbucks Corp*                                            1,138,943
      5,151 Wendy's International Inc                                    202,228
     13,347 Yum! Brands Inc                                              629,711
                                                                      $4,755,333
RETAIL --- 6.58%
      3,157 99 Cents Only Stores*                                         51,017
      3,968 Abercrombie & Fitch Co                                       186,298
      2,500 Aeropostale Inc*                                              73,575
     16,772 Albertson's Inc                                              400,515
      3,350 American Eagle Outfitters Inc                                157,785
      3,150 AnnTaylor Stores Corp*                                        67,820
     12,026 AutoNation Inc*                                              231,019
      3,616 AutoZone Inc*                                                330,177
      3,185 BJ's Wholesale Club Inc*                                      92,779
      3,187 Barnes & Noble Inc*                                          102,844
     13,716 Bed Bath & Beyond Inc*                                       546,308
     14,824 Best Buy Co Inc                                              880,842
      5,122 Big Lots Inc*                                                 62,130
      3,425 Borders Group Inc                                             86,995
     18,236 CVS Corp                                                     821,897
      4,674 CarMax Inc*                                                  145,128
      4,062 Chicos FAS Inc*                                              184,943
      8,830 Circuit City Stores Inc - CarMax Group                       138,101
      4,450 Claire's Stores Inc                                           94,563
     21,342 Costco Wholesale Corp                                      1,033,166
      3,673 Dillard's Inc                                                 98,694
     14,889 Dollar General Corp                                          309,245
      5,095 Dollar Tree Stores Inc*                                      146,125
      7,642 Family Dollar Stores Inc                                     238,660
      7,710 Federated Department Stores Inc                              445,561
      7,100 Foot Locker Inc                                              191,203
     39,872 Gap Inc                                                      842,097
    100,084 Home Depot Inc                                             4,277,590
     13,045 JC Penney Co Inc                                             540,063
     15,673 Kohl's Corp*                                                 770,641
     33,666 Kroger Co*                                                   590,502
     18,470 Limited Brands Inc                                           425,179
     35,201 Lowe's Cos Inc                                             2,027,226
     13,288 May Department Stores Co                                     390,667
      6,172 Michaels Stores Inc                                          184,975
      2,250 Neiman Marcus Group Inc                                      160,965
      6,390 Nordstrom Inc                                                298,605
      2,500 O'Reilly Automotive Inc*                                     112,625
     14,176 Office Depot Inc*                                            246,095
      4,250 OfficeMax Inc*                                               133,365
      3,300 Pacific Sunwear of California Inc*                            73,458
      3,100 Payless ShoeSource Inc*                                       38,130
      6,616 Petsmart Inc                                                 235,066
      3,909 Pier 1 Imports Inc                                            77,007
      7,168 RadioShack Corp                                              235,684
      2,000 Regis Corp                                                    92,300
      3,400 Rent-A-Center Inc*                                            90,100
      6,674 Ross Stores Inc                                              192,678
      2,050 Ruddick Corp                                                  44,465
      6,090 SUPERVALU Inc                                                210,227
     20,366 Safeway Inc*                                                 402,025
      6,318 Saks Inc                                                      91,674
      9,396 Sears Roebuck & Co                                           479,478
      6,464 Sherwin-Williams Co                                          288,488
     22,703 Staples Inc                                                  765,318
     21,970 TJX Cos Inc                                                  552,106
     40,858 Target Corp                                                2,121,756
      6,647 Tiffany & Co                                                 212,505
      9,747 Toys R Us Inc*                                               199,521
      3,700 Urban Outfitters Inc*                                        164,280
    193,036 Wal-Mart Stores Inc (1)                                   10,196,207
     46,534 Walgreen Co                                                1,785,510
      2,852 Whole Foods Market Inc                                       271,938
      5,291 Williams-Sonoma Inc*                                         185,397
                                                                     $37,123,303
SHOES --- 0.23%
     12,009 NIKE Inc Class B                                           1,089,096
      2,600 Reebok International Ltd                                     114,400
      1,595 Timberland Co Class A*                                        99,959
                                                                      $1,303,455
SPECIALIZED SERVICES --- 1.28%
      4,148 Adesa Corp                                                    88,021
      3,700 Alliance Data Systems Corp*                                  175,676
      8,474 Apollo Group Inc*                                            683,937
      5,396 BISYS Group Inc*                                              88,764
      2,600 Brink's Co                                                   102,752
      2,300 CSG Systems International Inc*                                43,010
      4,672 Career Education Corp*                                       186,880
      2,390 Catalina Marketing Corp                                       70,816
     47,928 Cendant Corp                                               1,120,557
      6,685 Ceridian Corp*                                               122,202
      2,795 Certegy Inc                                                   99,306
      3,923 CheckFree Corp*                                              149,388
      4,027 ChoicePoint Inc*                                             185,202
      7,783 Cintas Corp                                                  341,362
      4,109 Copart Inc*                                                  108,149
      4,032 Corinthian Colleges Inc*                                      75,983
      3,872 DST Systems Inc*                                             201,809
      3,190 DeVry Inc*                                                    55,378
      2,271 Deluxe Corp                                                   84,776
      3,150 Dun & Bradstreet Corp*                                       187,898
      3,296 Education Management Corp*                                   108,801
      6,158 Equifax Inc                                                  173,040
      3,479 Fastenal Co                                                  214,167
      7,484 H&R Block Inc                                                366,716
      3,883 Harte-Hanks Inc                                              100,880
      2,100 ITT Educational Services Inc*                                 99,855
     19,179 Interpublic Group of Cos Inc*                                256,999
      1,550 Kelly Services Inc Class A                                    46,779
      1,700 Korn/Ferry International*                                     35,275
      2,200 Laureate Education Inc*                                       96,998
      4,070 Manpower Inc                                                 196,581
      5,386 Monster Worldwide Inc*                                       181,185
      8,505 Omnicom Group Inc                                            717,142
      7,854 Robert Half International Inc                                231,143
      2,100 Rollins Inc                                                   55,272
      2,855 Sotheby's Holdings Inc Class A*                               51,847
      3,500 United Rentals Inc*                                           66,150
      2,313 Valassis Communications Inc*                                  80,978
                                                                      $7,251,674
TELEPHONE & TELECOMMUNICATIONS --- 3.02%
     13,898 ALLTEL Corp                                                  816,646
     36,241 AT&T Corp                                                    690,753
     83,440 BellSouth Corp                                             2,318,798
      6,073 CenturyTel Inc                                               215,409
     11,100 Cincinnati Bell Inc*                                          46,065
     15,248 Citizens Communications Co                                   210,270
     50,654 Nextel Communications Inc*                                 1,519,620
     82,710 Qwest Communications International Inc*                      367,232
    151,102 SBC Communications Inc                                     3,893,899
     66,962 Sprint Corp                                                1,664,006
      2,615 Telephone & Data Systems Inc                                 201,224
    126,235 Verizon Communications                                     5,113,780
                                                                     $17,057,702
TEXTILES --- 0.21%
      8,664 Coach Inc*                                                   488,650
      5,598 Jones Apparel Group Inc                                      204,719
      4,913 Liz Claiborne Inc                                            207,378
      5,032 VF Corp                                                      278,672
                                                                      $1,179,419
TOBACCO --- 1.18%
     93,614 Altria Group Inc                                           5,719,815
      6,732 Reynolds American Inc                                        529,135
      7,517 UST Inc                                                      361,643
      1,200 Universal Corp                                                57,408
                                                                      $6,668,001
TRANSPORTATION --- 0.08%
      1,900 Alexander & Baldwin Inc                                       80,598
      2,250 GATX Corp                                                     66,510
      3,730 JB Hunt Transport Services Inc                               167,291
      3,284 Swift Transportation Co Inc*                                  70,540
      3,582 Werner Enterprises Inc                                        81,096
                                                                        $466,035
UTILITIES --- 1.12%
     29,477 AES Corp*                                                    402,951
      3,371 AGL Resources Inc                                            112,052
     10,950 Aquila Inc*                                                   40,406
      8,850 CMS Energy Corp*                                              92,483
     24,275 Calpine Corp*                                                 95,644
      8,064 Constellation Energy Group                                   352,477
     15,152 Dominion Resources Inc                                     1,026,396
     43,583 Duke Energy Corp                                           1,103,522
     17,300 Dynegy Inc Class A*                                           79,926
      6,645 Energy East Corp                                             177,289
      2,766 Equitable Resources Inc                                      167,786
      7,301 KeySpan Corp                                                 288,024
      5,332 MDU Resources Group Inc                                      142,258
      2,050 NICOR Inc                                                     75,727
      3,733 National Fuel Gas Co                                         105,532
     12,239 NiSource Inc                                                 278,804
      4,711 ONEOK Inc                                                    133,887
      1,750 Peoples Energy Corp                                           76,913
     10,795 Public Service Enterprise Group Inc                          558,857
      3,835 Questar Corp                                                 195,432
      5,126 Scana Corp                                                   201,964
     10,649 Sempra Energy                                                390,605
      5,350 Sierra Pacific Resources*                                     56,175
      3,466 Vectren Corp                                                  92,889
      2,209 WGL Holdings Inc                                              68,126
                                                                      $6,316,125
WATER --- 0.02%
      4,166 Aqua America Inc                                             102,442
                                                                        $102,442
WHOLE LOAN --- 0.41%
     22,057 GSR Mortgage Loan Trust                                    2,294,810
                                                                      $2,294,810

TOTAL COMMON STOCK --- 99.92%                                       $564,085,148
(Cost $441,366,678)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    475,000 United States of America (1)                                 470,767
                  2.346%, May 19, 2005

TOTAL SHORT-TERM INVESTMENTS --- 0.08%                                  $470,767
(Cost $470,767)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%                          $564,555,915
(Cost $441,837,445)

Legend
* Non-income Producing Security
(1) Collateral for Futures
@ Security has no market value and is fair valued at December 31, 2004. CVO - Contingent Value Obligation represents the right to receive contingent payments REIT - Real Estate Investment Trust See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Stock Index Portfolio
December 31, 2004

                                                                                 % of Portfolio
                   Sector                                Value ($)                Investments
----------------------------------------------   --------------------------    -------------------
----------------------------------------------   --------------------------    -------------------
Communications                                                  36,647,246                  6.49%
Consumer Products & Services                                   139,904,162                 24.78%
Financial Services                                             115,265,000                 20.42%
Health Care Related                                             70,513,733                 12.49%
Industrial Products & Services                                  28,825,349                  5.11%
Natural Resources                                               48,799,544                  8.64%
Short Term Investments                                             470,767                  0.08%
Technology                                                      90,991,831                 16.12%
Transportation                                                  14,661,433                  2.60%
Utilities                                                       18,476,850                  3.27%
                                                 --------------------------    -------------------
                                                 --------------------------    -------------------
                                                             $ 564,555,915                100.00%
                                                 ==========================    ===================
                                                 ==========================    ===================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Stock Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                     Beginning            Ending             Expenses Paid
                                   Account Value      Account Value         During Period*
                                    (7/1/2004)         (12/31/2004)        (7/1/04-12/31/04)

 Actual                                $ 1,000.00          $ 1,068.28           $ 3.12

 Hypothetical
 (5% return before expenses)           $ 1,000.00          $ 1,022.12           $ 3.05

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005